Warrants to Purchase Common Stock	6 Months Ended
Jun. 30, 2021
Warrants To Purcahase Common Stock [Abstract]
WARRANTS TO PURCHASE COMMON STOCK

NOTE 9 – WARRANTS TO PURCHASE COMMON STOCK

In connection with the Offering, we issued 348,500 warrants to purchase common stock to the Placement Agents. The warrants carry a term of 5 years and an exercise price of $2.00.